FAIR VALUE MEASUREMENTS (Schedule of Assets and Liabilities Measured on Recurring and Non-recurring Basis) (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Recurring [Member] CNY	Dec. 31, 2012 Non Recurring [Member] CNY	Dec. 31, 2012 Level 1 [Member] Recurring [Member] CNY	Dec. 31, 2011 Level 1 [Member] Recurring [Member] CNY	Dec. 31, 2012 Level 1 [Member] Non Recurring [Member] CNY	Dec. 31, 2012 Level 2 [Member] Recurring [Member] CNY	Dec. 31, 2011 Level 2 [Member] Recurring [Member] CNY	Dec. 31, 2012 Level 2 [Member] Non Recurring [Member] CNY	Dec. 31, 2012 Level 3 [Member] Recurring [Member] CNY	Dec. 31, 2011 Level 3 [Member] Recurring [Member] CNY	Dec. 31, 2012 Level 3 [Member] Non Recurring [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents					411,541,909					311,037,062	411,541,909
Restricted cash					61,400,000					61,400,000	61,400,000
Short-term investments					1,433,424,847					1,581,502,010	1,433,424,847
Other current assets										2,281,675
Other non-current assets										7,689,911
Accrued expenses and other current liabilities													6,900,334
Investment in non-consolidated affiliates
Intangible assets															239,233
Total assets measured at fair value		239,233													239,233
Investment in non-consolidated affiliates, Impairment charges	772,418	4,812,242				(4,812,242)
Intangible assets, Impairment charges	359,154	2,237,567	152,412			(2,237,567)
Total assets measured at fair value, Impairment charges		(7,049,809)